Trade and other receivables (Details) - GBP (£) £ in Thousands	11 Months Ended
	Dec. 31, 2019	Jan. 31, 2019
Trade and other receivables [abstract]
Trade receivables	£ 410	£ 1,656
Other receivables	905	3,791
Prepayments	6,645	7,433
Accrued income	156	611
Trade and other receivables	8,116	13,491
Prepayments relating to research and development expenditure	£ 5,800	£ 6,800
Research and development, stage of completion, percentage increase	5.00%
Research and development, stage of completion, increase, expense	£ 1,500
Research and development, stage of completion, percentage decrease	5.00%
Research and development, stage of completion, decrease, expense	£ 1,400